CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE PROMISSORY NOTES PAYABLE
	As of March 31,
	2025	2024
Edinburgh DH Holdings Limited	$-	$1,000,000
Fantastic Global Venture Limited	-	3,500,000
Mercatus Group LLC	-	500,000
	$-	$5,000,000